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Smith Group Large Cap Core Growth Fund
SMITH GROUP LARGE CAP CORE GROWTH FUND
Investment Objective
The Smith Group Large Cap Core Growth Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the fund from a financial intermediary, which are not reflected in this table.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Institutional Class Shares	Investor Class Shares
Shareholder Fee, Other | Smith Group Large Cap Core Growth Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Smith Group Large Cap Core Growth Fund		Institutional Class Shares	Investor Class Shares
Management Fees (as a percentage of Assets)		0.61%	0.61%
Distribution and Service (12b-1) Fees		none	0.25%
Component1 Other Expenses		0.02%	0.03%
Other Expenses (as a percentage of Assets):		0.75%	0.77%
Expenses (as a percentage of Assets)		1.38%	1.66%
Fee Waiver or Reimbursement	[1]	(0.57%)	(0.59%)
Net Expenses (as a percentage of Assets)	[1]	0.81%	1.07%
[1]	Smith Asset Management Group, L.P. (the “Adviser” or “Smith Group”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), leverage/borrowing interest, interest expense, taxes, brokerage commissions, and other transactional expenses, dividends paid on short sales and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Institutional Class and 1.04% of the average daily net assets of the Investor Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least January 28, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). You may be required to pay brokerage commissions on your purchases and sales of Investor Class shares of the fund from a financial intermediary, which are not reflected in this table.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Smith Group Large Cap Core Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	83	381	701	1,608
Investor Class Shares	109	466	847	1,916

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large capitalization companies that the Adviser believes will have the highest probability of an earnings growth rate that exceeds investor expectations. The Adviser defines large capitalization companies as the top 1000 US companies by market capitalization. These securities may be traded over the counter or listed on an exchange. The Fund may focus its investments in securities of companies in the same economic sector, such as the Information Technology sector.
When selecting investments for the Fund, the Adviser employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The security selection process consists of three steps. Beginning with a universe of U.S. stocks, the Adviser’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market. The Adviser considers four primary factors when conducting the risk control and valuation screens. Those factors are: valuation, financial quality, stock volatility, and corporate governance.
Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise. The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis, and corporate governance practices.
The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning. The investment team uses the results of this analysis to construct the portfolio for the Fund. While the Fund will not concentrate its investments in any one industry, the Fund may have a significant exposure to one or more sectors of the economy, such as the information technology sector.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Large Cap Companies Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Growth-Style Investing Risk. Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.
Sector Emphasis Risk. The securities of companies in the same or related businesses (“economic sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio.
Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year-to-year for the Fund’s Institutional Class. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual returns over time compare with broad-based securities market indexes. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available at www.smithgroupfunds.com or by calling 877-SMITH65 (877-764-8465).

Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q1 2019	Q3 2011
14.50%	-17.72%

Average Annual Total Returns for the periods ended December 31, 2019
Average Annual Total Returns - Smith Group Large Cap Core Growth Fund		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date [3]
MSCI USA Growth Index (reflects no deductions for fees, expenses or taxes)	[1],[2]	MSCI USA Growth Index (reflects no deductions for fees, expenses or taxes)	37.31%	13.71%	14.76%	10.05%	Jun. 01, 2007
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	[1],[2]	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	8.36%	Jun. 01, 2007
Institutional Class Shares	[2]	Institutional Class Return Before Taxes	22.81%	9.61%	12.78%	6.44%	Jun. 01, 2007
Institutional Class Shares | After Taxes on Distributions	[2]	Institutional Class Return After Taxes on Distributions	15.73%	5.63%	10.06%	4.38%
Institutional Class Shares | After Taxes on Distributions and Sales	[2]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	18.52%	7.08%	10.19%	4.86%
Investor Class Shares	[2],[4]	Investor Class Return Before Taxes	22.53%	9.37%	12.52%	6.19%	Jun. 01, 2007
[1]	Effective January 28, 2020, the MSCI USA Growth Index replaced the S&P 500® Index as the Fund's broad-based securities market index because the Adviser believes the MSCI USA Growth Index better tracks the Fund’s principal investment strategies.
[2]	The Smith Group Large Cap Core Growth Fund, a series of Scotia Institutional Funds, (the “Predecessor Fund”) transferred its assets into the Fund in a tax-free reorganization on February 24, 2014. Performance information shown includes the performance of the Predecessor Fund for periods prior to February 24, 2014.
[3]	While the Fund’s Institutional Class shares (formerly referred to as “Class I shares”) commenced operations on May 31, 2007, the Fund began investing consistent with its investment objective on June 1, 2007.
[4]	The Fund’s Investor Class shares commenced operations on February 24, 2014. Performance shown for the Investor Class prior to February 24, 2014 is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to Investor Class shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than certain other return figures because when a capital loss occurs upon redemption of Portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.